Revenue from Contracts with Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Revenue from Contract with Customer [Abstract]
Summary of Various Contract Costs Capitalized on Consolidated Financial Statements
The following tables summarize the various contract costs capitalized on our consolidated financial statements:

(in millions)	December 28, 2019	December 26, 2020
Capitalized acquisition costs within:
Deferred costs	$109	$135
Other long-term assets	9	18

Total capitalized acquisition costs	$118	$153

Capitalized fulfillment costs within:
Deferred costs	$2	$2

Total capitalized fulfillment costs	$2	$2

Summary of Amortization of Contract Acquisitions and Fulfillment Costs on Consolidated Financial Statements
The following tables summarize the amortization of contract acquisitions and fulfillment costs on our consolidated financial statements:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Amortization of capitalized acquisition costs:
Net revenue	$25	$23	$17
Cost of sales	141	154	193
Sales and marketing	8	7	7

Total amortization of capitalized acquisition costs from continuing operations	174	184	217
Discontinued operations	50	74	82

Total amortization of capitalized acquisition costs	$224	$258	$299

Amortization of capitalized fulfillment costs:
Cost of sales	$6	$5	$3
Discontinued operations	5	7	10

Total amortization of capitalized acquisition costs	$11	$12	$13

Schedule of Revenue by Geographic Region

	Three Months Ended				Six Months Ended
(in millions except percentages)	June 27, 2020	% of Total	June 26, 2021	% of Total	June 27, 2020	% of Total	June 26, 2021	% of Total
Americas	$251	65.5%	$309	66.2%	$482	65.4%	$601	66.1%
EMEA	90	23.5%	109	23.3%	175	23.7%	213	23.4%
APJ	42	11.0%	49	10.5%	80	10.9%	95	10.5%

Total net revenue	$383	100.0%	$467	100.0%	$737	100.0%	$909	100.0%

Schedule of Revenue by Channel
Net revenue by channel of the
end-users
is as follows:

	Three Months Ended				Six Months Ended
(in millions except percentages)	June 27, 2020	% of Total	June 26, 2021	% of Total	June 27, 2020	% of Total	June 26, 2021	% of Total
Direct to Consumer	$294	76.8%	$344	73.7%	$575	78.0%	$673	74.0%
Indirect	89	23.2%	123	26.3%	162	22.0%	236	26.0%

Total net revenue	$383	100.0%	$467	100.0%	$737	100.0%	$909	100.0%